Scope of consolidation - Disclosure of assets and liabilities acquired, FCA (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 22, 2022	Jan. 17, 2021
Liabilities
Net assets acquired	€ 67	€ 11
FCA and PSA Merger
Assets
Intangible assets with indefinite useful lives			€ 12,797
Other intangible assets			8,256
Property, plant and equipment			20,667
Equity method investments			2,637
Non-current financial assets			320
Other non-current assets			3,833
Total Non-current assets			48,510
Inventories			9,333
Assets sold with a buy-back commitment			812
Trade receivables			1,970
Other current assets and prepaid expenses			4,408
Current financial assets			502
Cash and cash equivalents			22,514
Total Current assets			39,539
Total Assets			88,049
Liabilities
Long-term debt			18,362
Other non-current financial liabilities			269
Other non-current liabilities			5,386
Non-current provisions			5,452
Employee benefits liabilities			8,181
Total Non-current liabilities			37,650
Short-term debt and current portion of long-term debt			4,052
Current provisions			7,540
Employee benefits liabilities			595
Trade payables			20,302
Other current financial liabilities			159
Other current liabilities			9,361
Total Current liabilities			42,009
Total Liabilities			79,659
Net assets acquired			€ 8,390